Trade and Other Receivables (Details) - Schedule of trade and other receivables - PEN (S/) S/ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current		S/ 120,530	S/ 102,969
Trade and other receivables, Non-current		4,681	4,532
Trade receivables [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current	[1]	100,201	80,328
Trade and other receivables, Non-current	[1]
Other accounts receivable [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current	[2]	12,973	3,353
Trade and other receivables, Non-current	[2]	386
Other receivables from sale of fixed assets [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current		1,023	3,967
Trade and other receivables, Non-current		732	923
Loans granted [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current		1,566
Trade and other receivables, Non-current		198
Loans to employees [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current		1,398	1,032
Trade and other receivables, Non-current
Accounts receivable from Parent company and affiliates [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current		1,171	3,209
Trade and other receivables, Non-current
Interests receivables [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current		408	164
Trade and other receivables, Non-current
Indemnification from insurance [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current		231	10,366
Trade and other receivables, Non-current
Funds restricted to tax payments [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current			331
Trade and other receivables, Non-current
Allowance for expected credit losses [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current	[3]	(3,747)	(2,295)
Trade and other receivables, Non-current	[3]
Financial assets classified as receivables[member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current	[4]	115,224	100,455
Trade and other receivables, Non-current	[4]	1,316	923
Value-added tax credit [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current		4,956	2,308
Trade and other receivables, Non-current		3,157	3,402
Tax refund receivable [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current		350	206
Trade and other receivables, Non-current		9,242	9,241
Allowance for expected credit losses [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current	[3]
Trade and other receivables, Non-current	[3]	(9,034)	(9,034)
Non-financial assets classified as receivables [member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Trade and other receivables, Current		5,306	2,514
Trade and other receivables, Non-current		S/ 3,365	S/ 3,609

[1]	Trade account receivables have current maturities (30 to 90 days) and those overdue interest bearing.
[2]	As of December 31, 2019, includes principally accounts receivable from a third party for the sale of regional and local public investment certificates (CIPRL) for S/ 9,900,000. These certificates were delivered to the Group by the Peruvian Government as compensation for the investment made in a public work and constitute a security that can be used for the payment of taxes by any entity.
[3]	The movement of the allowance for expected credit losses is as follows:
[4]	The aging analysis of trade and other accounts receivable as of December 31, 2019 and 2018, is as follows: